Accrued Liabilities	12 Months Ended
Oct. 31, 2019
Accrued Liabilities
8.	Accrued Liabilities
During the year ended October 31, 2019, the Company entered into an agreement with a vendor to defer payment of $180,799 (2018 - $nil ) beyond one year from October 31, 2019.